3. Other income, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY	Dec. 31, 2011 ZHEJIANG JIAHUAN CNY
Exchange (loss)/gain, net	$ (18)	$ (17)	$ 26
Government grant									400
Rental income	72	65	56				665	701
Interest income							32	68	124
Sundry income								298	166
Other income, net							697	1,067	690
Gain on disposal of intangible asset				23
Gain on disposal of property, plant and equipment				41
Subsidy income (note i)				6,893	7,170	4,483
Sales of scrapped materials				18	31	78
Others				449	140	600
Total	$ 54	$ 48	$ 82	7,424	7,341	5,161	697	1,067	690